Lease (Details) - Schedule of future lease payments ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Schedule of future lease payments [Abstract]
2022	¥ 285,200
2023	112,645
2024	99,606
2025	92,449
2026	75,711
Thereafter	121,146
Total lease payments	786,757
Less: imputed interest	(73,071)
Total lease liabilities	¥ 713,686